Segment and Georgraphic Data - Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended								9 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations										$ 155.1	$ 274.1	$ 53.8
Revenues:
Consolidated segment revenues										3,010.6	3,038.3	2,661.6
Depreciation of properties and amortization of intangibles										132.2	120.4	107.4
Operating income:
Consolidated operating income										283.0	334.9	(48.8)
Interest expense										(309.9)	(334.5)	(321.7)
Deconsolidation, Gain (Loss), Amount										0.0	0.0	38.5
Other (expense) income, net										(4.2)	8.8	15.0
Income (loss) from continuing operations before income taxes										(31.1)	9.2	(317.0)
Capital expenditures										77.8	61.0	56.6
Total assets:
Assets	$ 35,849.7				$ 33,580.1					35,849.7	33,580.1
Net change in cash due to operating activities
Net sales to external customers	787.8	$ 862.9	$ 756.5	$ 602.3	729.6	$ 907.6	$ 784.7	$ 607.5		3,009.5	3,029.4	2,640.9
Long-Lived Assets	503.9				367.4					503.9	367.4
Income tax expense										38.1	(58.4)	1.3
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(23.3)	3.8	(7.4)	(42.3)	(24.1)	328.2	(117.5)	(119.0)		(69.2)	67.6	(318.3)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	47.3	36.0	(44.0)	303.1	60.3	(421.2)	133.4	126.0		342.4	(101.5)	(194.1)
Net income (loss)	24.0	39.8	(51.4)	260.8	36.2	(93.0)	15.9	7.0		273.2	(33.9)	(512.4)
Less: Net income attributable to noncontrolling interest										167.2	164.9	44.4
Net Income (Loss) Attributable to Parent	(26.2)	$ 2.1	$ (82.1)	$ 212.2	(7.3)	$ (132.9)	$ (24.7)	$ (33.9)		106.0	(198.8)	(556.8)
Consumer Products Segment [Member]
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations										340.8	461.7	205.6
Revenues:
Consolidated segment revenues										3,009.5	3,029.4	2,598.2
Depreciation of properties and amortization of intangibles										131.6	119.7	106.4
Operating income:
Consolidated operating income										328.1	417.7	246.2
Interest expense										(160.9)	(182.0)	(185.8)
Other (expense) income, net										(4.9)	(4.6)	(4.0)
Income (loss) from continuing operations before income taxes										162.3	231.1	56.4
Capital expenditures										77.8	60.8	55.1
Total assets:
Assets	7,419.7				7,069.1					7,419.7	7,069.1
Net change in cash due to operating activities
Net sales to external customers										3,009.5	3,029.4	2,598.2
Long-Lived Assets	503.1				366.1					503.1	366.1
Income tax expense										37.3	(50.0)	5.6
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											281.1	50.8
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										172.1	76.6	98.6
Net income (loss)									$ 297.1	125.0	357.7	149.4
Less: Net income attributable to noncontrolling interest										123.6	151.1	62.7
Net Income (Loss) Attributable to Parent										173.5	206.6	86.7
Intersegment Eliminations [Member]
Revenues:
Consolidated segment revenues												0.0
Operating income:
Consolidated operating income										0.6	0.0	0.0
Interest expense										(0.7)	(8.2)	(10.0)
Deconsolidation, Gain (Loss), Amount												0.0
Other (expense) income, net											2.3	(10.8)
Income (loss) from continuing operations before income taxes										(308.6)	(36.7)	241.2
Net change in cash due to operating activities
Income tax expense										(8.5)	(27.3)	13.2
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											(9.4)	228.0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										0.0	0.0	0.0
Net income (loss)										(300.1)
Less: Net income attributable to noncontrolling interest												0.0
Net Income (Loss) Attributable to Parent										(300.1)	(9.4)	228.0
Corporate Segment
Segment Reporting Information [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations										(185.7)	(187.6)	(151.8)
Revenues:
Depreciation of properties and amortization of intangibles										0.6	0.7	1.0
Operating income:
Capital expenditures										0.0	0.2	1.5
Corporate expenses
Revenues:
Consolidated segment revenues										1.1	8.9	63.4
Operating income:
Consolidated operating income										(45.7)	(82.8)	(295.0)
Interest expense										(148.3)	(144.3)	(125.9)
Deconsolidation, Gain (Loss), Amount												38.5
Other (expense) income, net										0.7	11.1	29.8
Income (loss) from continuing operations before income taxes										115.2	(185.2)	(614.6)
Total assets:
Assets					2,632.0						2,632.0
Net change in cash due to operating activities
Net sales to external customers												42.7
Income tax expense										9.3	18.9	(17.5)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											(204.1)	(597.1)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										0.0	0.0	0.0
Net income (loss)										105.9
Less: Net income attributable to noncontrolling interest										(0.1)	(5.3)	(40.3)
Net Income (Loss) Attributable to Parent										106.0	(198.8)	(556.8)
Corporate assets
Net change in cash due to operating activities
Long-Lived Assets	0.8				1.3					0.8	1.3
Corporate and Other and eliminations [Member]
Operating income:
Consolidated operating income										(45.1)
Total assets:
Assets	2,735.5									2,735.5
UNITED STATES
Operating income:
Income (loss) from continuing operations before income taxes										(72.3)	(25.5)	(346.6)
Net change in cash due to operating activities
Long-Lived Assets	361.9				236.8					361.9	236.8
UNITED STATES | Consumer Products Segment [Member]
Net change in cash due to operating activities
Net sales to external customers										2,417.8	2,410.2	2,051.5
Outside of the United States [Member]
Operating income:
Income (loss) from continuing operations before income taxes										41.2	34.7	29.6
Net change in cash due to operating activities
Long-Lived Assets	$ 142.0				$ 130.6					142.0	130.6
Outside of the United States [Member] | Consumer Products Segment [Member]
Net change in cash due to operating activities
Net sales to external customers										$ 591.7	$ 619.2	$ 546.7